RELATED PARTY TRANSACTIONS (Details)			1 Months Ended										12 Months Ended
	Mar. 30, 2020 CNY (¥)	Mar. 05, 2020 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Jinan Nuobi
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired													100.00%
Consideration transferred			¥ 500,000
Purchase of equity interest from a Related Party | Jinan Nuobi
RELATED PARTY TRANSACTIONS
Percentage of equity interest acquired													100.00%
Consideration transferred | $				$ 500,000
ATA Learning Inc | Purchase of video services
RELATED PARTY TRANSACTIONS
Related Party Contract Value To Provide Professional Videography And Production Of Video Services | $						$ 10,000
Purchase													¥ 21,248	¥ 49,579
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of IT System Consulting Service, Office Sharing Service and System Development and Data Services
RELATED PARTY TRANSACTIONS
Total amount of the agreement									¥ 1,200,000
Increase In Related Party Contract Value							¥ 22,000
Revised related party contract amount					¥ 6,300,000
Related party contract value to develop sales delivering services and data services								¥ 6,500,000
Number of years charge of data and system maintenance services								1 year
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of IT System Consulting Service
RELATED PARTY TRANSACTIONS
Purchase															¥ 50,913
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of Office Sharing Service
RELATED PARTY TRANSACTIONS
Purchase													236,960	1,128,016	275,967
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Purchase of System Development and Data Services
RELATED PARTY TRANSACTIONS
Purchase													¥ 1,800,000	¥ 3,700,000
Affiliate Company | Interest-free personal funding support | Management
RELATED PARTY TRANSACTIONS
Related party debt	¥ 200,000	¥ 431,000
Amounts due to a related party																¥ 631,000
Affiliate Company | Interest-free loan | Management
RELATED PARTY TRANSACTIONS
Amounts due to a related party																¥ 500,000
Affiliate Company | Ten-month interest-free loan | Management
RELATED PARTY TRANSACTIONS
Related party debt											¥ 500,000
Affiliate Company | Fourteen-month interest-free loan | Management
RELATED PARTY TRANSACTIONS
Related party debt										¥ 700,000
Mr. Xiaofeng Ma | Joint Liability Guarantee provided by a Related Party | Muhua Shangce
RELATED PARTY TRANSACTIONS
Related party debt												¥ 3,000,000.0
Annual interest rate												4.35%
Muhua Shangce Learning Data & Technology (Beijing) Limited | Interest-free loan
RELATED PARTY TRANSACTIONS
Related party transactions derecognized															¥ 1,200,000
Muhua Shangce Learning Data & Technology (Beijing) Limited | Ten-month interest-free loan
RELATED PARTY TRANSACTIONS
Term of loan from a related party (in month)																10 months
Muhua Shangce Learning Data & Technology (Beijing) Limited | Fourteen-month interest-free loan
RELATED PARTY TRANSACTIONS
Term of loan from a related party (in month)															14 months